Pension Plans and Other Post-Retirement Benefits - Schedule of Components of Defined Benefit Costs Recognized In Other Comprehensive Income (Loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Return on plan assets (excluding amounts included in net interest expense)	$ (825)	$ (234)
Actuarial gains (losses) arising from changes in demographic assumptions	18	2
Actuarial gains (losses) arising from changes in financial assumptions	1,072	200
Actuarial gains (losses) arising from experience adjustments	(18)	(13)
Foreign exchange rate movement	(4)	(3)
Components of defined benefit costs recognized in Other comprehensive income (loss)	243	(48)
Pension
Disclosure of defined benefit plans [line items]
Return on plan assets (excluding amounts included in net interest expense)	(825)	(234)
Actuarial gains (losses) arising from changes in demographic assumptions	18	2
Actuarial gains (losses) arising from changes in financial assumptions	1,027	187
Actuarial gains (losses) arising from experience adjustments	(18)	(20)
Foreign exchange rate movement	(1)	(3)
Components of defined benefit costs recognized in Other comprehensive income (loss)	201	(68)
Post-retirement benefits
Disclosure of defined benefit plans [line items]
Return on plan assets (excluding amounts included in net interest expense)	0	0
Actuarial gains (losses) arising from changes in demographic assumptions	0	0
Actuarial gains (losses) arising from changes in financial assumptions	45	13
Actuarial gains (losses) arising from experience adjustments	0	7
Foreign exchange rate movement	(3)	0
Components of defined benefit costs recognized in Other comprehensive income (loss)	$ 42	$ 20